Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000017543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TIFF Multi-Asset Fund
Without Sales Load [Member] | C000017543
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%	8.63%	6.91%
TIFF INDEX: MAF Blended Index (35% Barclays, 65% MSCI ACWI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)
Average Annual Return, Percent	11.60%	6.58%	6.63%
TIFF INDEX: CPI + 5% Per Annum
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index ("CPI") + 5% Per Annum
Average Annual Return, Percent	8.02%	9.39%	8.14%
TIFF Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
TIFF Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.05%	9.22%